DEAN WITTER TAX-EXEMPT SECURITIES TRUST  Two World Trade Center, New York, New
                                         York 10048

LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter Tax-Exempt Securities Trust for the year ended December 31, 1997.

As 1997 drew to a close the securities markets were dominated by the Asian financial crisis and its potential impact on the U.S. economy. Foreign currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for Treasuries. Long-term interest rates fell to yields last seen more than 20 years ago. Domestic employment conditions improved throughout the year and the unemployment rate reached its lowest level since 1973. Inflation remained in check despite the economy's strength. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

Municipal Market Data
Boston, MA
617.856.2900
Samantha Peterson
July 7, 1997


       [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
      DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR
                                      FILING.]

                               BOND YIELDS 1994-1997

                 MMD 30 Year AAA Insured and Treasury Yields:
                         Monthly from 12/93 - Present

               Date         AAA Ins     Tay    % Relationship
               ----         -------     ---    --------------
             12/31/93        5.40      6.34         85.17%
              1/31/94        5.40      6.24         86.54%
              2/28/94        5.80      6.66         87.09%
              3/31/94        6.40      7.09         90.27%
              4/29/94        6.35      7.32         86.75%
              5/31/94        6.25      7.43         84.12%
              6/30/94        6.50      7.61         85.41%
              7/29/94        6.25      7.39         84.57%
              8/31/94        6.30      7.45         84.56%
              9/30/94        6.55      7.81         83.87%
             10/31/94        6.75      7.96         84.80%
             11/30/94        7.00      8.00         87.50%
             12/30/94        6.75      7.88         85.66%
              1/31/95        6.40      7.70         83.12%
              2/28/95        6.15      7.44         82.66%
              3/31/95        6.15      7.43         82.77%
              4/28/95        6.20      7.34         84.47%
              5/31/95        5.80      6.66         87.09%
              6/30/95        6.10      6.62         92.15%
              7/31/95        6.10      6.86         88.92%
              8/31/95        6.00      6.66         90.09%
              9/29/95        5.95      6.48         91.82%
             10/31/95        5.75      6.33         90.84%
             11/30/95        5.50      6.14         89.58%
             12/29/95        5.35      5.94         90.07%
              1/31/96        5.40      6.03         89.55%
              2/29/96        5.60      6.46         86.69%
              3/29/96        5.85      6.66         87.84%
              4/30/96        5.95      6.89         86.36%
              5/31/96        6.05      6.99         86.55%
              6/28/96        5.90      6.89         85.63%
              7/31/96        5.85      6.97         83.93%
              8/30/96        5.90      7.11         82.98%
              9/30/96        5.70      6.93         82.25%
             10/31/96        5.65      6.64         85.09%
             11/29/96        5.60      6.35         86.61%
             12/31/96        5.60      6.63         84.46%
              1/31/97        5.70      6.79         83.95%
              2/28/97        5.65      6.80         83.09%
              3/31/97        5.90      7.10         83.10%
              4/30/97        5.75      6.94         82.85%
              5/30/97        5.65      6.91         81.77%
              6/30/97        5.60      6.78         82.60%
              7/30/97        5.30      6.30         84.00%
              8/31/97        5.50      6.61         83.00%
              9/30/97        5.40      6.40         84.40%
             10/31/97        5.35      6.15         86.90%
             11/30/97        5.30      6.05         87.60%
             12/31/97        5.15      5.92         86.90%

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, December 31, 1997, continued

MUNICIPAL MARKET CONDITIONS

The long-term insured revenue index began 1997 yielding 5.60 percent. Municipal yields rose in the first quarter but subsequently declined in a sustained rally. The Fed tightened monetary policy in March in a preemptive move against a possible increase in inflation. Index yields moved as high as
5.90 percent. However, inflation remained benign and the Asian financial crisis drove municipal yields as low as 5.15 percent by year end.

As usually happens when interest rates change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent of Treasuries in March to a more attractive 87 percent in December. A rising ratio means that municipals have underperformed Treasuries and have become relatively more attractive.

Total municipal volume increased 20 percent in 1997. New-issue supply reached $220 billion, with half the underwritings enhanced by bond insurance. Much of this growth came from refunding issues sold in the second half of the year. Overall, refundings represented one-quarter of total new issues.

PERFORMANCE

On July 28, 1997, Dean Witter Tax-Exempt Securities Trust began offering four classes of shares: A, B, C and D -each with its own sales charge and distribution fee structure. Existing shares of the Fund were designated Class D shares. The Fund's Class D performance has been restated to reflect the absence of any sales charge. Because the distribution arrangement for Class A most closely resembles the distribution arrangement prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), and because of the high eligibility requirement of Class D, historical performance information for Class A has been restated to reflect the maximum sales charge applicable to Class A (4.25 percent) and the effect of Class A's 12b-1 fee (0.25 percent). A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the year ended December 31, 1997, the Fund's Class D shares registered a total return of 8.73 percent. For the same period, the Fund's Class A shares registered a total return of 8.47 percent (without reduction of the Class A front-end sales charge). The Fund's performance for the year compares to total returns of 9.19 percent for the Lehman Brothers Municipal Bond Index and
9.03 percent for the Lipper Analytical Services, Inc. General Municipal Debt Funds Index.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, December 31, 1997, continued

The accompanying charts illustrate the growth of a $10,000 investment in the Fund's Class A and Class D shares for the 10 years ended December 31, 1997, versus similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index and the funds that comprise the Lipper General Municipal Debt Funds Index.


       [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
      DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR
                                      FILING.]



                         GROWTH OF $10,000 - CLASS A SHARES
                                   ($ IN THOUSANDS)

                                         Lehman             Lipper Gen.
       Date             Total        Muni Bond IX(4)     Muni Debt IX (5)
    ---------         ---------      ----------------    ----------------
DECEMBER 31, 1987      $9,575           $10,000               $10,000
DECEMBER 31, 1988     $10,795           $11,016               $11,166
DECEMBER 31, 1989     $11,910           $12,205               $12,278
DECEMBER 31, 1990     $12,576           $13,094               $13,015
DECEMBER 31, 1991     $14,139           $14,684               $14,582
DECEMBER 31, 1992     $15,386           $15,979               $15,880
DECEMBER 31, 1993     $17,072           $17,941               $17,853
DECEMBER 31, 1994     $16,084           $17,014               $16,775
DECEMBER 31, 1995     $18,831           $19,984               $19,679
DECEMBER 31, 1996     $19,462           $20,870               $20,328
DECEMBER 31, 1997     $21,111 (3)       $22,788               $22,164


                          AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR          5 YEARS              10 YEARS
                     ----------      -----------          ------------
                      8.47 (1)         6.53 (1)             8.23 (1)
                      3.86 (2)         5.61 (2)             7.76 (2)




Past performance is not predictive of future returns

Prior to July 28, 1997 the fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.0% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.


(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4.25%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value assuming a complete redemption on December 31, 1997.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

       [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
      DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR
                                      FILING.]

                            GROWTH OF $10,000 - CLASS D SHARES


                                    Lehman           Lipper Gen.
      Date            Total     Muni Bond IX (3)   Muni Debt IX (4)
   ----------       ---------   ----------------   ----------------
DECEMBER 31, 1987    $10,000        $10,000            $10,000
DECEMBER 31, 1988    $11,302        $11,016            $11,166
DECEMBER 31, 1989    $12,501        $12,205            $12,278
DECEMBER 31, 1990    $13,233        $13,094            $13,015
DECEMBER 31, 1991    $14,914        $14,684            $14,582
DECEMBER 31, 1992    $16,270        $15,979            $15,880
DECEMBER 31, 1993    $18,097        $17,941            $17,853
DECEMBER 31, 1994    $17,092        $17,014            $16,775
DECEMBER 31, 1995    $20,061        $19,984            $19,679
DECEMBER 31, 1996    $20,786        $20,870            $20,328
DECEMBER 31, 1997    $22,600 (2)    $22,788            $22,164


                          AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR          5 YEARS              10 YEARS
                     ----------      -----------          ------------
                      8.73 (1)         6.79 (1)              8.50 (1)





Past performance is not predictive of future returns

Prior to July 28, 1997 the fund offered only one class of shares. Because all shares of the Fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance had been restated to reflect the absence of any sales charge in the case of Class D shares.


(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

(2) Closing value assuming a complete redemption on December 31, 1997.

(3) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(4) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, December 31, 1997, continued

       [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
      DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR
                                      FILING.]


                   LARGEST SECTORS AS OF DECEMBER 31, 1997
                             (% OF NET ASSETS)

                               Transportation
                                     15%

                             General Obligation
                                     13%

                                  Electric
                                     11%

                                  Refunded
                                     11%

                                Water & Sewer
                                     11%

                                   Mortgage
                                     9%

                                   Hospital
                                     8%

                                   IDR/PCR*
                                     7%

                                 All Others
                                     15%

Portfolio structure is subject to change.

* Industrial Development/Pollution Control Revenue




                  CREDIT RATINGS AS OF DECEMBER 31, 1997
                     (% OF TOTAL LONG-TERM PORTFOLIO)



                                 AAA or Aaa
                                     59%

                                  AA or Aa
                                     17%

                                   A or A
                                     14%

                                 BBB or Baa
                                     6%

                                  Ba or BB
                                     2%

                                     NR
                                     2%


As measured by Moody's Investor Services, Inc. or
Standard & Poor's Corp.

Portfolio structure is subject to change.

CALL STRUCTURE as of December 31, 1997
(% of Total Long-Term Portfolio)                       Weighted Average
                                                       Call Protection: 7 Years

Year Callable       Percent Callable
-------------       ----------------
     1998                  7%

     1999                  5%

     2000                  3%

     2001                  9%

     2002                  8%

     2003                 11%

     2004                  7%

     2005                 12%

     2006                  9%

     2007                 12%

     2008+                17%

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, December 31, 1997, continued

PORTFOLIO STRUCTURE

In anticipation of tightening moves by the Federal Reserve Board, the Fund increased its cash position, sold market-sensitive issues and retained refunded bonds during the first half of 1997. These defensive actions reduced the Fund's volatility. By the end of the summer the Fund began to draw down cash and extend maturity by purchasing new issues and selling refunded bonds as market conditions improved.

At the end of 1997 the portfolio's average maturity was 18 years. The distribution of bond call dates (illustrated in the accompanying chart) produced an average call protection of 7 years. The Fund's net assets of $1,199 million were diversified among 13 long-term sectors and 142 credits. Credit quality remained a major focus with over 75 percent of long-term holdings rated double or triple "A."

LOOKING AHEAD

The economic fundamentals are in place for another year of solid but less spectacular domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to slow U.S. growth and moderate inflationary pressures in the economy.

We appreciate your ongoing support of Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (97.5%)
             General Obligation (13.4%)
             North Slope Borough, Alaska,
$ 5,000       Ser 1992 A Conv (MBIA) .........................................  5.90 %   06/30/03 $5,403,400
 18,000       Ser 1994 B (FSA)  ..............................................  0.00     06/30/05 12,741,660
 18,500       Ser 1995 A (MBIA) ..............................................  0.00     06/30/06 12,506,000
 10,000       Ser 1996 B (MBIA) ..............................................  0.00     06/30/07  6,396,100
 13,925       Ser 1996 B (MBIA) ..............................................  0.00     06/30/06  9,374,310
  1,000      Santa Margarita/Dana Point Authority, California,
              Impr Dists #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA) ...............  5.75     08/01/20  1,047,510
  4,000      Connecticut, College Savings 1989 Ser A .........................  0.00     07/01/08  2,458,440
  1,000      Atlanta, Georgia, Public Impr Ser 1994 A ........................  6.125    12/01/23  1,090,940
  2,000      Chicago, Illinois, Refg Ser 1995 B (FGIC) .......................  5.125    01/01/25  1,966,960
  1,000      Chicago Park District, Illinois, Ser 1995  ......................  6.60     11/15/14  1,122,030
  1,000      Chelsea, Massachusetts, School Act of 1948 (AMBAC) ..............  6.50     06/15/12  1,105,760
             Massachusetts,
 20,000       Refg 1996 Ser A (AMBAC) ........................................  6.00     11/01/10 22,689,800
  8,000       Refg 1993 Ser A ................................................  5.50     02/01/11  8,259,840
  4,000      Clark County, Nevada, Transportation Ser 1992 A (AMBAC) .........  6.50     06/01/17  4,745,920
             New York City, New York,
  1,500       1995 Ser D (MBIA) ..............................................  6.20     02/01/07  1,679,910
 10,000       1990 Ser D .....................................................  6.00     08/01/08 10,204,800
 15,000      North Carolina, 1997 Ser A  .....................................  5.20     03/01/16 15,486,750
  1,000      Delaware City School District, Ohio, Constr & Impr (FGIC)  ......  5.75     12/01/20  1,049,710
 10,000      Pennsylvania, First Ser 1995 (FGIC) .............................  5.50     05/01/12 10,544,500
  7,000      Shelby County, Tennessee, Refg 1995 Ser A .......................  5.625    04/01/14  7,383,180
 20,000      King County, Washington, Ltd Tax 1995 (MBIA)  ...................  6.00     01/01/23 21,500,600
  2,000      Washington, 1995 Ser A  .........................................  5.80     09/01/08  2,148,660
-------                                                                                          -----------
173,925                                                                                          160,906,780
-------                                                                                          -----------
             Educational Facilities Revenue (6.1%)
  1,000      California Educational Facilities Authority, Claremont Colleges
              Ser 1992 .......................................................  6.375    05/01/22  1,065,410
    500      Atlanta Urban Residential Finance Authority, Georgia, Morehouse
              College Refg Ser 1995 (MBIA)  ..................................  5.75     12/01/14    537,560
 10,000      Indiana University, Student Fee Ser K (MBIA) ....................  5.875    08/01/20 10,659,300
  6,000      Maryland Health & Higher Educational Facilities Authority, The
              John Hopkins University Refg Ser 1998 (WI) .....................  5.125    07/01/20  5,959,920
  7,000      Massachusetts Health & Educational Facilities Authority, Boston
              University Ser 1991 (MBIA)  ....................................  6.66     10/01/31  7,653,240
 15,000      New Hampshire Higher Educational & Health Facilities Authority,
              Dartmouth College Ser 1993  ....................................  5.375    06/01/23 15,094,950

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
$ 2,000      New Jersey Development Authority, The Seeing Eye Inc 1991 .......  7.30 %   04/01/11 $2,135,960
  2,000      New Jersey Economic Development Authority, Educational Testing
              Service Ser B 1995 (MBIA) ......................................  6.125    05/15/15  2,200,560
             New York State Dormitory Authority,
    500       City University 1994 3rd Resolution Ser 1 (AMBAC) ..............  6.30     07/01/24    556,225
    500       Cooper Union Ser 1996 (AMBAC) ..................................  5.375    07/01/20    506,610
  5,000       State University Ser 1989 B ....................................  0.00     05/15/02  4,137,150
 20,000       State University Ser 1990 B ....................................  7.00     05/15/16 21,551,600
  1,000      Virginia Polytechnic Institute & State University, Ser 1996 A ...  5.50     06/01/16  1,038,110
-------                                                                                           ----------
 70,500                                                                                           73,096,595
-------                                                                                           ----------
             Electric Revenue (11.0%)
 25,000      Salt River Project Agricultural Improvement & Power District,
              Arizona, Refg 1993 Ser C (Secondary MBIA)** ....................  5.50     01/01/10 27,129,500
 10,000      Sacramento Municipal Utility District, California, Refg 1994 Ser
              I (MBIA) .......................................................  5.75     01/01/15 10,625,000
 10,000      Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)    6.50     01/01/17 11,846,600
  5,000      New York State Power Authority, General Purpose Ser CC ..........  5.25     01/01/18  4,993,850
             Eugene, Oregon, Electric Utility
  1,195       Ser 1996 (FSA) .................................................  5.375    08/01/11  1,244,867
  1,260       Ser 1996 (FSA) .................................................  5.375    08/01/12  1,305,398
  1,000       Ser 1996 (FSA) .................................................  5.375    08/01/13  1,031,780
             Puerto Rico Electric Power Authority,
 15,000       Power Ser O  ...................................................  0.00     07/01/17  5,523,000
  1,500       Power Ser X  ...................................................  6.00     07/01/15  1,615,875
 15,000      South Carolina Public Service Authority, 1995 Refg Ser A
              (AMBAC) ........................................................  6.25     01/01/22 16,593,900
  1,000      Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) ..........  6.25     05/15/16  1,103,360
 20,000      San Antonio, Texas, Electric & Gas Refg Ser 1994 C ..............  4.70     02/01/06 19,946,200
             Intermountain Power Agency, Utah,
  2,000       Refg 1996 Ser D (Secondary FSA)  ...............................  5.00     07/01/21  1,956,720
 10,000       Refg 1997 Ser B (MBIA)  ........................................  5.75     07/01/19 10,605,000
 15,000      Washington Public Power Systems, Proj #2 Refg Ser 1994 A
              (Secondary MBIA)  ..............................................  6.00     07/01/07 16,644,300
-------                                                                                          -----------
132,955                                                                                          132,165,350
-------                                                                                          -----------
             Hospital Revenue (8.0%)
 11,465      Birmingham - Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Ser 1995 A (Connie Lee) .  6.25     08/15/09 13,041,667
  3,000      Baxter County, Arkansas, Baxter County Regional Hospital Impr &
              Refg Ser 1992 ..................................................  7.50     09/01/21  3,319,020
  5,270      Antelope Valley Healthcare District, California, Ser 1997 B
              (FSA)  .........................................................  5.20     01/01/17  5,275,586

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
$ 2,000      Orange County Health Facilities Authority, Florida, Adventist
              Health/
              Sunbelt Ser 1995 (AMBAC) .......................................  5.25 %   11/15/20    $1,999,880
  8,545      Illinois Health Facilities Authority, Rockford Memorial Hospital
              1991 Ser B (AMBAC)  ............................................  6.75     08/15/18     9,434,876
             Maryland Health & Higher Educational Facilities Authority,
  6,000       Helix Health Ser 1997 (AMBAC)  .................................  5.00     07/01/27     5,873,160
  1,000       Kernan Hospital Ser 1994 (Connie Lee) ..........................  6.10     07/01/24     1,087,140
  5,000      Massachusetts Health & Educational Facilities Authority,
              Hallmark Health System 1997 Ser A (FSA)(WI)  ...................  5.00     07/01/27     4,850,000
             Rochester, Minnesota,
  5,000       Mayo Foundation/Medical Center Ser 1992 I ......................  5.75     11/15/21     5,151,050
  3,700       Mayo Foundation/Medical Center Ser 1992 F ......................  6.25     11/15/21     4,012,687
 10,000      Missouri Health & Educational Facilities Authority,
              Barnes-Jewish Inc/ Christian Health Services Ser 1993 A  .......  5.25     05/15/14    10,299,200
  1,300      New Hampshire Higher Educational & Health Facilities Authority,
              St Joseph Hospital Ser 1994 (Connie Lee) .......................  6.35     01/01/07     1,454,492
  6,000      New York State Medical Care Facilities Finance Agency,
              Presbyterian Hospital - FHA Insured Mtge 1984 Ser A Refg  ......  5.25     08/15/14     6,084,360
             University of North Carolina,
  2,000       Hospitals at Chapel Hill Ser 1996 ..............................  5.25     02/15/19     2,004,540
  5,000       Hospitals at Chapel Hill Ser 1996 ..............................  5.00     02/15/29     4,809,050
  2,000      Jackson, Tennessee, Jackson-Madison County General Hospital
              Refg & Impr Ser 1995 (AMBAC)  ..................................  5.625    04/01/15     2,088,180
  5,000      North Central Texas Health Facilities Development Corporation,
              University
              Medical Center Inc Ser 1997 (FSA) ..............................  5.45     04/01/15     5,141,950
 10,000      Fredericksburg Industrial Development Authority, Virginia,
              Medicorp Health Refg Ser 1996 (AMBAC)  .........................  5.25     06/15/16    10,060,500
-------                                                                                              ----------
 92,280                                                                                              95,987,338
-------                                                                                              ----------
             Industrial Development/Pollution Control Revenue (6.7%)
  1,500      Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1995 A (AMT)(MBIA) .........................................  6.60     01/01/25     1,656,510
  1,425      Maryland Industrial Development Financing Authority, Medical
              Waste
              Assocs LP 1989 Ser (AMT) .......................................  8.75     11/15/10     1,452,645
 19,500      Claiborne County, Mississippi, Middle South Energy Inc Ser C  ...  9.875    12/01/14    21,019,830
 10,000      Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) ...  6.70     06/01/22    10,998,100
  5,000      Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) .  6.30     12/01/14     5,448,850
  5,000      New York City Industrial Development Agency, New York, Brooklyn
              Navy Yard Cogeneration Partners, LP Proj Ser 1997 (AMT)  .......  5.75     10/01/36     5,060,850
  5,000      Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) ......  7.50     12/01/29     5,466,650
 10,000      Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995  ............  6.00     11/01/14    10,557,700

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
$ 7,000      Matagorda County Navigation District #1, Texas, Central Power &
              Light Co Collateralized Ser 1984 A .............................  7.50 %   12/15/14   $7,612,360
 10,000      Weston, Wisconsin, Wisconsin Public Service Corp Refg Ser 1993 A   6.90     02/01/13   11,272,900
-------                                                                                             ----------
 74,425                                                                                             80,546,395
-------                                                                                             ----------
             Mortgage Revenue - Multi-Family (2.3%)
    500      Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995 Ser A
              (AMT) ..........................................................  6.90     06/20/35      538,120
  1,000      Massachusetts Housing Finance Agency, Rental 1994 Ser A
              (AMT)(AMBAC) ...................................................  6.65     07/01/19    1,063,090
  6,435      Michigan Housing Development Authority, Rental Ser A (Bifurcated
              FSA) ...........................................................  6.50     04/01/23    6,793,108
  9,000      New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (AMBAC)   6.05     11/01/20    9,470,880
             New York City Housing Development Corporation, New York,
  4,436       Rupper Proj - FHA Ins Sec 223F .................................  6.50     11/15/18    4,658,933
  4,293       Stevenson Commons Proj - FHA Ins Sec 223F ......................  6.50     05/15/18    4,508,119
-------                                                                                             ----------
 25,664                                                                                             27,032,250
-------                                                                                             ----------
             Mortgage Revenue - Single Family (6.9%)
  7,000      Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA) .........................................................  5.875    12/01/24    7,241,500
  2,440      California Housing Finance Agency, Home Cap Apprec 1983 Ser B  ..  0.00     08/01/15      408,310
  2,500      Colorado Housing Finance Authority, Ser 1997 Ser C-2 (AMT)  .....  6.875    11/01/28    2,766,425
 12,100      Illinois Housing Development Authority, Residential 1991 Ser C
              (AMT) ..........................................................  6.875    02/01/18   12,897,632
             Missouri Housing Development Commission, Homeownership
  3,975       GNMA - FNMA 1996 Ser C (AMT)  ..................................  7.45     09/01/27    4,508,207
  4,000       1997 Ser C-1  ..................................................  6.55     09/01/28    4,408,440
  5,600      Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
              (AMT) ..........................................................  7.631    09/10/30    5,960,696
  3,775      North Carolina Housing Finance Agency, Ser Q (AMT) ..............  8.00     03/01/18    4,106,219
  6,150      Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A (AMT) .......  6.903    03/01/31    6,536,712
 10,000      Pennsylvania Housing Finance Agency, Ser 1991-31 (AMT)  .........  7.00     10/01/23   10,750,800
             Tennessee Housing Development Agency,
 11,000       Mortgage Finance 1993 Ser A ....................................  5.95     07/01/28   11,355,409
  4,000       Mortgage Finance 1993 Ser A ....................................  5.90     07/01/18    4,141,960
  1,000       Mortgage Finance 1994 Ser B (AMT) ..............................  6.55     07/01/19    1,058,020
    670      Utah Housing Finance Agency, Federally Insured/Guaranteed Loans
              1994 Issue E (AMT) .............................................  6.50     07/01/26      702,039
  5,800      Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT) .......................................  7.097    10/25/22    6,172,824
-------                                                                                             ----------
 80,010                                                                                             83,015,193
-------                                                                                             ----------
             Public Facilities Revenue (1.6%)
  2,000      North City West School Facilities Authority, California,
              Community Dist #1 Special Tax Ser 1995 B (FSA) .................  6.00     09/01/19    2,178,500
  3,500      Denver, Colorado, Excise Tax Ser 1985 A .........................  5.00     11/01/08    3,500,000

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
$ 6,000      Saint Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT) .....................................  7.75 %   12/01/13  $  6,555,600
  5,000      Ohio Building Authority, Correctional 1985 Ser C ................  9.75     10/01/05     6,720,400
-------                                                                                             -----------
 16,500                                                                                              18,954,500
-------                                                                                             -----------
             Resource Recovery Revenue (3.6%)
             Connecticut Resources Recovery Authority,
  7,000       American REF-FUEL Co of Southeastern Connecticut 1988 Ser A
              (AMT)                                                             8.00     11/15/15     7,411,250
  4,950       Bridgeport RESCO Ser A .........................................  7.625    01/01/09     5,139,090
  7,000      Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992  ...........................  6.30     12/01/06     7,527,730
 10,000      Northeast Maryland Waste Disposal Authority, Montgomery County
              Ser 1993 A (AMT)  ..............................................  6.30     07/01/16    10,686,000
  5,000      Onondaga County Resource Recovery Agency, New York, 1992 Ser
              (AMT)  .........................................................  6.875    05/01/06     5,346,050
  1,750      Charleston County Resource Recovery, South Carolina, Foster
              Wheeler
              1997 Ser (AMT)(AMBAC) ..........................................  5.25     01/01/10     1,797,075
  5,000      Fairfax County Economic Development Authority, Virginia, Ogden
              Martin Systems of Fairfax Inc Ser 1988 A (AMT)  ................  7.75     02/01/11     5,320,050
--------                                                                                            -----------
 40,700                                                                                              43,227,245
--------                                                                                            -----------
             Transportation Facilities Revenue (15.3%)
  1,000      Lee County, Florida, Ser 1995 (MBIA)  ...........................  5.75     10/01/22     1,053,290
             Mid-Bay Bridge Authority, Florida,
  8,965       Ser 1993 A (AMBAC)  ............................................  5.85     10/01/13     9,811,117
  1,500       Ser 1997 A (AMBAC)  ............................................  0.00     10/01/20       459,510
  3,000       Ser 1997 A (AMBAC)  ............................................  0.00     10/01/21       870,930
 10,000      Atlanta, Georgia, Airport Ser 1990 (AMT)  .......................  6.25     01/01/21    10,519,600
  8,100      Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
              Refg Ser K .....................................................  7.25     07/01/10     8,390,709
  5,000      Hawaii, Airports Second Ser 1991 (AMT) ..........................  7.00     07/01/18     5,447,100
    850      Regional Transportation Authority, Illinois, Ser 1994 A .........  6.25     06/01/15       924,945
             Kentucky Turnpike Authority,
  9,000       Economic Development Road Refg Ser 1995 (AMBAC) ................  6.50     07/01/08    10,542,510
  1,000       Economic Development Road Refg Ser 1995 (AMBAC) ................  5.625    07/01/15     1,054,160
 30,000       Resource Recovery Road 1987 Ser A ..............................  5.00     07/01/08    30,003,600
  2,500      Maine Turnpike Authority, Ser 1994 (MBIA) .......................  6.00     07/01/18     2,704,025
             Massachusetts Turnpike Authority,
 25,000       Metropolitan Highway 1997 Ser A (MBIA) .........................  5.00     01/01/37    24,168,250
 15,000       Western 1997 Ser A (MBIA) ......................................  5.55     01/01/17    15,221,250
 11,000      New Jersey Highway Authority, Sr Parkway Refg 1992 Ser  .........  6.25     01/01/14    11,932,250
  6,595      Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (AMBAC)  ...  6.375    07/01/15     7,351,315
  1,000      New York State Thruway Authority, General 1995 Ser C (FGIC)  ....  6.00     01/01/25     1,082,490

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
$ 1,500      Port Authority of New York & New Jersey, Cons One Hundredth Ser
              Second Installment##............................................  5.75 %   12/15/20    $ 1,568,205
 20,000      Ohio Turnpike Commission, 1996 Ser A (MBIA) .....................  5.50     02/15/26     20,593,200
  5,000      Pennsylvania Turnpike Commission, Ser L of 1991 (MBIA)  .........  6.00     06/01/15      5,328,950
 10,000      Puerto Rico Highway & Transportation Authority, Refg Ser X ......  5.50     07/01/15     10,506,900
  4,000      Virginia Transportation Board, US Route 58 Corridor Ser 1993 B  .  5.625    05/15/13      4,137,360
-------                                                                                              -----------
180,010                                                                                              183,671,666
-------                                                                                              -----------
             Water & Sewer Revenue (10.8%)
             Birmingham Water Works & Sewer Board, Alabama,
 10,000       Ser 1994 .......................................................  5.50     01/01/20     10,181,200
  1,000       Ser 1993-A  ....................................................  6.00     01/01/20      1,061,480
  2,000      Jefferson County, Alabama, Sewer Refg Ser 1997-A (FGIC) .........  5.375    02/01/27      2,016,340
 10,000      Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water
              Ser 1994 .......................................................  5.45     07/01/19     10,245,900
 10,000      California Department of Water Resources, Central Valley Ser L ..  5.50     12/01/23     10,108,300
  1,000      Castaic Lake Water Agency, California, Refg Ser 1994 A COPs
              (MBIA) .........................................................  6.00     08/01/18      1,082,230
 10,000      East Bay Municipal Utility District, California, Water Refg Ser
              1993 (MBIA)  ...................................................  5.00     06/01/21      9,717,400
 10,000      Los Angeles, California, Wastewater Ser 1994-A (MBIA)  ..........  5.875    06/01/24     10,630,000
  1,000      Dade County, Florida, Water & Sewer Ser 1995 (FGIC)  ............  5.50     10/01/15      1,042,290
  5,000      Upper Oconee Basin Water Authority, Georgia, Ser 1997 (FGIC) ....  5.25     07/01/27      5,004,550
  1,000      Chicago, Illinois, Wastewater Ser 1994 (MBIA) ...................  6.375    01/01/24      1,110,340
             Massachusetts Water Resources Authority,
  2,000       1992 Ser A  ....................................................  6.50     07/15/07      2,292,360
 10,000       Refg 1992 Ser B ................................................  5.50     11/01/15     10,164,200
 10,000       1993 Ser C .....................................................  5.25     12/01/15     10,245,400
 10,000       1996 Ser A (FGIC) ..............................................  5.50     11/01/21     10,303,799
             Detroit, Michigan,
  4,000       Sewage Refg 1993-A (FGIC)  .....................................  5.70     07/01/13      4,206,000
 10,000       Water Supply 1997 Ser A ........................................  5.00     07/01/21      9,770,300
  2,000      Bayonne Municipal Utilities Authority, New Jersey, Water System
              Ser 1997 (MBIA) ................................................  5.00     01/01/28      1,957,400
  2,000      Asheville, North Carolina, Water Ser 1996 (FGIC) ................  5.70     08/01/25      2,107,160
             Philadelphia, Pennsylvania,
  1,250       Water & Wastewater Ser 1995 (MBIA)  ............................  6.25     08/01/11      1,433,338
  5,000       Water & Wastewater Ser 1993 (FSA)  .............................  5.50     06/15/15      5,127,300
  7,500       Water & Wastewater Ser 1997 A (AMBAC)  .........................  5.00     08/01/22      7,323,375
  2,075      Prince William County Authority, Virginia, Water & Sewer Ser
              1997 (FGIC) ....................................................  4.75     07/01/29      1,949,380
-------                                                                                              -----------
126,825                                                                                              129,080,042
-------                                                                                              -----------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             Other Revenue (1.2%)
  $ 1,005    Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996
              Ser A (a)  .....................................................  6.50 %   09/01/05    $ 1,119,560
    1,000    New Jersey Economic Development Authority, Market Transition Sr
              Lien Ser 1994 A (MBIA) .........................................  5.875    07/01/11      1,081,120
             New York Local Government Assistance Corporation,
    5,000     Ser 1994 A  ....................................................  5.50     04/01/17      5,331,950
    5,000     Ser 1997 B (MBIA)(WI) ..........................................  4.875    04/01/20      4,825,150
    3,000    Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA) .  5.50     07/01/11      3,137,700
---------                                                                                             ----------
   15,005                                                                                             15,495,480
---------                                                                                             ----------
             Refunded (10.6%)
    9,000    Los Angeles Convention and Exhibition Center Authority,
              California,
              Ser 1985 COPs ..................................................  9.00     12/01/05++   11,848,590
      995    Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996
              Ser A (ETM)(a)  ................................................  6.50     09/01/05      1,127,095
    2,500    Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)  ............  6.875    10/01/22      3,028,050
    1,500    Hawaii, 1995 Ser CJ  ............................................  6.25     01/01/05+     1,671,360
    1,500    Massachusetts Health & Educational Facilities Authority,
              Malden Hospital -FHA Ins Mtge Ser A (ETM)  .....................  5.00     08/01/16      1,510,800
    9,000    Massachusetts, 1994 Ser C (FGIC) ................................  6.75     11/01/04+    10,361,340
    1,000    Essex County Improvement Authority, New Jersey, County Jail &
              Youth House Projects Ser 1994 (AMBAC) ..........................  6.90     12/01/04+     1,169,050
   14,000    New York State Dormitory Authority, Suffolk County Judicial Ser
              1986 (ETM)  ....................................................  7.375    07/01/16     17,683,540
    6,000    New York State Environmental Facilities Corporation, Huntington
              1989 Ser A (AMT)  ..............................................  7.50     10/01/99++    6,393,780
    9,740    New York City, New York, 1990 Ser D  ............................  6.00     08/01/99+     9,946,975
   25,000    Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS  ........  0.00#    07/01/03+    25,878,000
    5,000    Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)  ..........  5.00     06/01/15      4,999,800
   28,000    Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital Inova Health Ser 1991 .........................  6.801    08/15/01+    30,946,720
---------                                                                                         --------------
  113,235                                                                                            126,565,100
---------                                                                                         --------------
1,142,034    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $1,065,267,642) ....................1,169,743,934
---------                                                                                          --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.9%)
  $ 12,700   Escambia County, Florida, Gulf Power Co Ser 1997 (Demand
              01/02/98)  .....................................................  5.05*% 07/01/22     $12,700,000
     6,000   Missouri Health & Educational Facilities Authority Washington
              University Ser 1996 D (Demand 01/02/98) ........................  5.00*  02/01/30       6,000,000
     4,000   Harris County Health Facilities Development Corporation, Texas,
              Methodist Hospital Ser 1994 (Demand 01/02/98)  .................  4.90*  12/01/25       4,000,000
----------                                                                                       --------------
    22,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $22,700,000) ....    22,700,000
----------                                                                                       --------------
$1,164,734   TOTAL INVESTMENTS (Identified Cost $1,087,967,642) (b)  ................    99.4 %   1,192,443,934
==========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ........................     0.6         6,936,765
                                                                                       --------  --------------
             NET ASSETS  ............................................................   100.0 %  $1,199,380,699
                                                                                       ========  ==============

------------
AMT          Alternative Minimum Tax.
COPs         Certificates of Participation.
ETM          Escrowed to maturity.
GAINS        Growth and Income Security.
WI           Security was purchased on a when issued basis.
##           Joint exemption in New York and New Jersey.
+            Prerefunded to call date shown.
++           Refunded to call date shown by forward delivery contract.
**           This security was segregated in connection with the purchase of when issued securities.
#            Currently a zero coupon bond; will convert to 10.0% coupon on
             July 1, 2000.
*            Current coupon of variable rate demand obligation.
(a)          Resale is restricted to qualified institutional investors.
(b)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $105,197,572 and the aggregate gross unrealized depreciation is $721,280, resulting in net unrealized appreciation of $104,476,292.

Bond Insurance:

AMBAC        AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
FGIC         Financial Guaranty Insurance Company.
FSA          Financial Security Assurance Inc.
MBIA         Municipal Bond Investors Assurance Corporation.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1997, continued

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets
December 31, 1997

Alabama .........      2.2%
Alaska ..........      4.5
Arizona .........      3.1
Arkansas ........      0.3
California ......      5.3
Colorado ........      0.5
Connecticut .....      1.4
Florida .........      2.6
Georgia .........      3.7
Hawaii ..........      0.8
Illinois ........      2.3
Indiana .........      0.9
Kentucky ........      3.5
Maine ...........      0.2
Maryland ........      2.1%
Massachusetts ...     10.8
Michigan ........      1.7
Minnesota .......      0.8
Mississippi .....      1.7
Missouri ........      2.6
Nebraska ........      0.5
Nevada ..........      1.8
New Hampshire ...      1.4
New Jersey ......      2.6
New Mexico ......      0.6
New York ........      9.7
North Carolina ..      2.4
Ohio ............      2.9
Oregon ..........      0.3%
Pennsylvania ....      3.4
Puerto Rico .....      1.5
South Carolina ..      1.5
Tennessee .......      2.2
Texas ...........      4.7
Utah ............      3.7
Virginia ........      4.5
Washington ......      3.4
Wisconsin .......      1.4
Joint Exemptions*     (0.1)
                      ----
Total ...........     99.4%
                      ====

------------
 * Joint exemptions have been included in more than one geographic location.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $1,087,967,642)........................  $1,192,443,934
Cash.....................................................       8,731,624
Receivable for:
  Interest...............................................      17,554,911
  Shares of beneficial interest sold.....................         853,318
  Investments sold.......................................         404,700
Prepaid expenses and other assets........................          42,097
                                                           --------------
  TOTAL ASSETS...........................................   1,220,030,584
                                                           --------------
LIABILITIES:
Payable for:
  Investments purchased..................................      15,332,934
  Dividends and distributions to shareholders  ..........       4,457,299
  Investment management fee..............................         469,410
  Shares of beneficial interest repurchased..............         190,025
  Plan of distribution fee...............................          53,409
Accrued expenses and other payables......................         146,808
                                                           --------------
  TOTAL LIABILITIES......................................      20,649,885
                                                           --------------
NET ASSETS...............................................  $1,199,380,699
                                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................................  $1,090,477,778
Net unrealized appreciation..............................     104,476,292
Accumulated undistributed net investment income .........          34,517
Accumulated undistributed net realized gain..............       4,392,112
                                                           --------------
  NET ASSETS.............................................  $1,199,380,699
                                                           ==============
CLASS A SHARES:
Net Assets...............................................      $3,857,465
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................         319,033
NET ASSET VALUE PER SHARE................................          $12.09
                                                                   ======
MAXIMUM OFFERING PRICE PER SHARE,
 (net asset value plus 4.44% of net asset value)  .......          $12.63
                                                                   ======
CLASS B SHARES:
Net Assets...............................................     $95,572,595
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................       7,872,615
  NET ASSET VALUE PER SHARE..............................          $12.14
                                                                   ======
CLASS C SHARES:
Net Assets...............................................      $2,953,120
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................         243,831
  NET ASSET VALUE PER SHARE..............................          $12.11
                                                                  =======
CLASS D SHARES:
Net Assets...............................................  $1,096,997,519
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................      90,784,537
  NET ASSET VALUE PER SHARE..............................          $12.08
                                                                   ======


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1997*

NET INVESTMENT INCOME:
INTEREST INCOME...........................  $66,655,912
                                           -------------
EXPENSES
Investment management fee.................    5,004,702
Transfer agent fees and expenses..........      359,253
Plan of distribution fee (Class A
 shares)..................................        2,466
Plan of distribution fee (Class B
 shares)..................................       83,261
Plan of distribution fee (Class C
 shares)..................................        4,834
Registration fees.........................       77,286
Professional fees.........................       61,455
Shareholder reports and notices...........       59,993
Custodian fees............................       48,638
Trustees' fees and expenses...............       16,542
Other.....................................       31,602
                                           -------------
  TOTAL EXPENSES..........................    5,750,032
Less: expense offset......................      (48,464)
                                           -------------
  NET EXPENSES............................    5,701,568
                                           -------------
  NET INVESTMENT INCOME...................   60,954,344
                                           -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................    9,545,783
Net change in unrealized appreciation ....   25,338,447
                                           -------------
  NET GAIN................................   34,884,230
                                           -------------
NET INCREASE..............................  $95,838,574
                                           =============

------------

* Class A, Class B and Class C shares were issued July 28, 1997.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                        DECEMBER 31, 1997*  DECEMBER 31, 1996
------------------------------------------------------  ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $   60,954,344     $   68,165,561
Net realized gain......................................        9,545,783          2,959,135
Net change in unrealized appreciation .................       25,338,447        (29,830,436)
                                                        ------------------ -----------------
  NET INCREASE.........................................       95,838,574         41,294,260
                                                        ------------------ -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A shares........................................          (48,774)          --
 Class B shares........................................         (673,417)          --
 Class C shares........................................          (30,406)          --
 Class D shares........................................      (60,167,993)       (68,543,874)
Net realized gain
 Class A shares........................................          (16,080)          --
 Class B shares........................................         (395,740)          --
 Class C shares........................................          (12,228)          --
 Class D shares........................................       (4,910,430)        (8,374,759)
                                                        ------------------ -----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS......................      (66,255,068)       (76,918,633)
                                                        ------------------ -----------------
Net decrease from transactions in shares of beneficial
 interest..............................................      (20,236,797)       (99,650,138)
                                                        ------------------ -----------------
  NET INCREASE (DECREASE)..............................        9,346,709       (135,274,511)
NET ASSETS:
Beginning of period....................................    1,190,033,990      1,325,308,501
                                                        ------------------ -----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $34,517 and $0, respectively)........................   $1,199,380,699     $1,190,033,990
                                                        ================== =================

------------

* Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted account principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -0.60% of the average daily net assets of Class B; and (iii) Class C -up to 0.70% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $2,732,178 at December 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended December 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.70%, respectively.

The Distributor has informed the Fund that for the period July 28, 1997 to December 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $10,314 and $530, respectively. For the period January 1, 1997 to July 27, 1997 it received $448,316 in front-end sales charges from sales of the Fund's shares and for the period July 28, 1997 to December 31, 1997 received $69,207 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $170,043,446 and $253,694,468, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $10,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,739. At December 31, 1997, the Fund had an accrued pension liability of $48,294 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1997, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE YEAR                    FOR THE YEAR
                                                                  ENDED                           ENDED
                                                            DECEMBER 31, 1997               DECEMBER 31, 1996
                                                     ------------------------------- -------------------------------
                                                         SHARES          AMOUNT          SHARES          AMOUNT
                                                     -------------- ---------------  -------------- ---------------
CLASS A SHARES*
Sold................................................       338,676    $   4,050,692         --              --
Reinvestment of dividends and distributions.........         2,037           24,532         --              --
Redeemed............................................       (21,680)        (260,983)        --              --
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class A..............................       319,033        3,814,241         --              --
                                                     -------------- ---------------  -------------- ---------------
CLASS B SHARES*
Sold................................................       966,475       10,102,415         --              --
Reinvestment of dividends and distributions.........        50,270          609,389         --              --
Shares issued in connection with the acquisition of
 Dean Witter National Municipal Trust...............     7,189,021       86,346,821         --              --
Redeemed............................................      (333,151)      (2,490,026)        --              --
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class B..............................     7,872,615       94,568,599         --              --
                                                     -------------- ---------------  -------------- ---------------
CLASS C SHARES*
Sold................................................      246,149        2,956,204         --              --
Reinvestment of dividends and distributions.........        2,294           27,678         --              --
Redeemed............................................       (4,612)         (55,937)        --              --
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class C..............................      243,831        2,927,945         --              --
                                                     -------------- ---------------  -------------- ---------------
CLASS D SHARES
Sold................................................     1,386,806       16,302,673      3,179,464    $  37,259,996
Reinvestment of dividends and distributions.........     3,036,080       35,979,041      3,684,669       43,078,883
Redeemed............................................   (14,721,910)    (173,829,296)   (15,389,992)    (179,989,017)
                                                     -------------- ---------------  -------------- ---------------
Net decrease - Class D..............................   (10,299,024)    (121,547,582)    (8,525,859)     (99,650,138)
                                                     -------------- ---------------  -------------- ---------------
Net decrease in Fund................................    (1,863,545)   $ (20,236,797)    (8,525,859)   $ (99,650,138)
                                                     ============== ===============  ============== ===============

------------

* For the period July 28, 1997 (issue date) through December 31, 1997.

6. ACQUISITION OF DEAN WITTER NATIONAL MUNICIPAL TRUST

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter National Municipal Trust ("National Municipal") pursuant to a plan of reorganization approved by the shareholders of National Municipal on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 7,189,021 Class B shares of the Fund at a net asset value of $12.01 per share for 7,972,312 shares of National Municipal. The net assets of the Fund and National Municipal immediately before the acquisition were $1,108,511,637 and $86,346,821, respectively, including unrealized appreciation of $5,153,021. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,194,858,458.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------------------------------------
                                    1997*     1996     1995      1994      1993      1992     1991      1990      1989     1988
--------------------------------  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..........................  $11.77    $12.09   $11.01    $12.41    $11.88    $11.65   $11.09    $11.28    $10.96   $10.45
                                  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

Net investment income ...........    0.63      0.65     0.67      0.70      0.77      0.79     0.80      0.80      0.81     0.81
Net realized and unrealized gain
 (loss)..........................    0.36     (0.24)    1.19     (1.37)     0.54      0.23     0.56     (0.18)     0.32     0.51
                                  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

Total from investment
 operations......................    0.99      0.41     1.86     (0.67)     1.31      1.02     1.36      0.62      1.13     1.32
                                  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

Less dividends and distributions
 from:
 Net investment income...........   (0.63)    (0.65)   (0.67)    (0.70)    (0.77)    (0.79)   (0.80)    (0.81)    (0.81)   (0.81)

 Net realized gain...............   (0.05)    (0.08)   (0.11)    (0.03)    (0.01)     --       --        --        --       --
                                  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

Total dividends and
 distributions...................   (0.68)    (0.73)   (0.78)    (0.73)    (0.78)    (0.79)   (0.80)    (0.81)    (0.81)   (0.81)

                                  -------- --------  -------- ---------  -------- --------  -------- --------  --------  --------

Net asset value, end of period ..  $12.08    $11.77   $12.09    $11.01    $12.41    $11.88   $11.65    $11.09    $11.28   $10.96
                                  ======== ========  ======== =========  ======== ========  ======== ========  ========  ========

TOTAL INVESTMENT RETURN +........    8.73%     3.61%   17.37%    (5.55)%   11.23%     9.09%   12.71%     5.86%    10.61%   13.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................    0.49%     0.48%    0.48%     0.47%     0.47%     0.49%    0.51%     0.51%     0.51%    0.54%

Net investment income............    5.34%     5.52%    5.76%     6.02%     6.23%     6.74%    7.05%     7.25%     7.31%    7.51%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions........................  $1,097    $1,190   $1,325    $1,295    $1,582    $1,323   $1,145    $1,010    $1,033   $  908
Portfolio turnover rate..........      16%       18%      21%       16%       13%        4%      10%       19%       13%      17%


------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
+ Calculated based on the net asset value as of the last business day of the period.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                               THROUGH
                                          DECEMBER 31, 1997
----------------------------------------  -----------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....      $ 12.00
                                          -----------------
Net investment income ...................         0.25
Net realized and unrealized gain ........         0.14
                                          -----------------
Total from investment operations  .......         0.39
                                          -----------------
Less dividends and distributions from:
 Net investment income ..................        (0.25)
 Net realized gain ......................        (0.05)
                                          -----------------
Total dividends and distributions  ......        (0.30)
                                          -----------------
Net asset value, end of period ..........      $ 12.09
                                          =================
TOTAL INVESTMENT RETURN +................         3.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         0.76%(2)(3)
Net investment income ...................         4.96%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $ 3,857
Portfolio turnover rate..................           16%
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....      $ 12.00
                                          -----------------
Net investment income ...................         0.23
Net realized and unrealized gain ........         0.19
                                          -----------------
Total from investment operations  .......         0.42
                                          -----------------
Less dividends and distributions from:
 Net investment income ..................        (0.23)
 Net realized gain ......................        (0.05)
                                          -----------------
Total dividends and distributions  ......        (0.28)
                                          -----------------
Net asset value, end of period ..........      $ 12.14
                                          =================
TOTAL INVESTMENT RETURN +................         3.57%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         1.14%(2)(3)
Net investment income ...................         4.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $95,573
Portfolio turnover rate .................           16%

------------
 *      The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.02%.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                               THROUGH
                                          DECEMBER 31, 1997
----------------------------------------  -----------------
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....       $12.00
                                          -----------------
Net investment income ...................         0.23
Net realized and unrealized gain ........         0.16
                                          -----------------
Total from investment operations  .......         0.39
                                          -----------------
Less dividends and distributions from:
 Net investment income ..................        (0.23)
 Net realized gain ......................        (0.05)
                                          -----------------
Total dividends and distributions  ......        (0.28)
                                          -----------------
Net asset value, end of period ..........       $12.11
                                          =================
TOTAL INVESTMENT RETURN +................         3.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................         1.20%(2)(3)
Net investment income ...................         4.41%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $2,953
Portfolio turnover rate .................           16%

------------
 *      The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.02%.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER TAX-EXEMPT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Tax-Exempt Securities Trust (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1998

                     1997 Federal Tax Notice (unaudited)

       During the year ended December 31, 1997, the Fund paid to shareholders the following per share amounts from net investment income: Class A, $0.25; Class B, $0.23; Class C, $0.23; and Class D, $0.63 per share. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1997, the Fund paid to Class A, B, C and D shareholders $0.05 per share from long-term capital gains. Of this $0.05 distribution, $0.04 is taxable as 28% rate gain and $0.01 is taxable as 20% rate gain.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST




ANNUAL REPORT
DECEMBER 31, 1997